SUMMARY OF ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2022
Disclosure Of Significant Accounting Policies Abstract [Abstract]
Overall considerations	Overall considerationsThe Company applied the same accounting policies in the preparation of these financial statements as those disclosed in Note 3 of its most recent annual consolidated financial statements for the year ended December 31, 2021, except for the change in functional currency, as described below in Note 3.2 and the adoption of new standards effective January 1, 2022, as described below in Note 3.4. When preparing the financial statements, management undertakes a number of judgements, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgements, estimates and assumptions made by management, and will seldom equal the estimated results. The Company applied the same judgements, estimates and assumptions in the financial statements, including the key sources of estimation uncertainty, as those disclosed in Note 3 of its most recent annual consolidated financial statements for the year ended December 31, 2021.
Functional currency	Functional currencyThe functional currency of Lion's subsidiary, The Lion Electric Co USA Inc., was changed to the US dollar effective January 1, 2022. This change was made to reflect the fact that the US has become the primary economic environment in which the entity operates. Over time, the US dollar's influence on sales prices and costs has increased. In addition, financing of the subsidiary is denominated in US dollars. The change has been implemented prospectively. The functional currency of the parent company remains the Canadian dollar.
Changes in classification and presentation	Changes in classification and presentation
Prepaid expenses and other non-current assets
During fiscal 2022, the Group changed the classification of a portion of the assets previously included in Prepaid expenses, subsequently renamed Prepaid expenses and other current assets, to Other non-current assets. This classification change was made to better reflect the nature of those assets and their maturity period. This classification change was applied retroactively and the comparative figures for the fiscal year ended December 31, 2021 were adjusted to reflect this change without impact on net loss and net loss per share.
The table below shows, for the impacted line items only, the previously published figures, the adjustment stemming from this change, and the adjusted figures:

	Published	Adjustment	December 31, 2021 adjusted
	$	$	$
Prepaid expenses and other current assets	5,440,461	(793,298)	4,647,163
Other non-current assets	—	793,298	793,298
3 - SUMMARY OF ACCOUNTING POLICIES (CONTINUED)
3.3 Changes in classification and presentation (continued)
Lease Liability
During fiscal 2022, the Group changed its classification of the lease liabilities between the current portion of lease liabilities and the non-current portion of the lease liability in the consolidated statements of financial position. This classification change was made to better reflect the maturity of those obligations. This classification change was applied retroactively and the comparative figures for the fiscal year ended December 31, 2021 were adjusted to reflect this change without impact on net loss and net loss per share.
The table below shows, for the impacted line items only, the previously published figures, the adjustment stemming from this change and the adjusted figures:

	Published	Adjustment	December 31, 2021 adjusted
	$	$	$
Current portion of lease liabilities	7,728,923	(3,037,579)	4,691,344
Lease liabilities	54,480,394	3,037,579	57,517,973

Initial application of new accounting standards and interpretations in the reporting standards and Standards, amendments and interpretation to existing standards that are not yet effective and have not been adopted early by the Group	Initial application of new accounting standards and interpretations in the reporting standardsAmendments to IAS 37, Provisions, Contingent Liabilities and Contingent AssetsOn May 12, 2020, the IASB issued amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets, to clarify what costs an entity must consider in assessing whether a contract is onerous. The amendments specify that the cost of fulfilling a contract comprises the costs that relate directly to the contract, which include incremental costs (direct labor, material) and allocation of other costs that relate directly to fulfilling the contract (allocation of depreciation charge for an item of property, plant and equipment). The adoption of the amendments as of January 1, 2022 did not have an impact on the Company’s financial statements.

Standards, amendments and interpretations to existing Standards that are not yet effective and have not been adopted early by the Group
At the date of authorization of these financial statements, several other new, but not yet effective, standards and amendments to existing standards, and interpretations have been published by the IASB. None of these standards or amendments to existing standards have been adopted early by the Group.
Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New standards, amendments and interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Group’s financial statements.